Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	WISCONSIN CAPITAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001395397
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 1, 2011
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBBX
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLBEX

Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund
PLUMB BALANCED FUND
Investment Objective
The Plumb Balanced Fund (the "Balanced Fund") seeks a high total return through capital appreciation while attempting to preserve principal,

and secondarily seeks current income.

Fees and Expenses of the Plumb Balanced Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Shareholder Fees (fees paid directly from your investment).
Shareholder Fees (USD $)	Plumb Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets).
Annual Fund Operating Expenses		Plumb Balanced Fund
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.66%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.57%
Fee Waivers and Expense Reimbursements	[2]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.26%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Balanced Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.56%.
[2]	The Funds' Advisor, Wisconsin Capital Management, LLC (the "Advisor"), has contractually agreed, at least until July 31, 2012, to waive fees and reimburse expenses of the Balanced Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.25% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses remain the same.  The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Plumb Balanced Fund	128	465	826	1,841

Portfolio Turnover.
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 85%
of the average value of its portfolio.

Principal Investment Strategies of the Balanced Fund
The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the
Fund's assets are normally invested in common stocks.

To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.

We also normally invest at least 25% of the Fund's assets in fixed income senior securities.  The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S.
Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.

Principal Risks of Investing in the Balanced Fund
The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its asset allocation. If the Balanced Fund favors an asset class during a period when that class underperforms, performance may be hurt. The Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

  · Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

  · Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

  · Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts
    ("ADRs"), to 10% of its total assets.

  · Smaller Company Risk. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

  · Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund's share price.

  · Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company's preferred stock, common stock and bond prices to fall.

  · Call Risk. If an issuer "calls" its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

  · Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

Past Performance
The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund. Table I shows the
Fund's total returns before taxes for each of the periods set forth in the
Table. Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of three different securities market indices, the Standard & Poor's 500 Composite Index (S&P 500
Index), the Barclays Capital Intermediate Government/Credit Bond Index, and
MSCI's Europe, Australasia, and Far East (EAFE) Index, as well as the Fund's former Benchmark, which is a composite comprised of 65% S&P 500 Index and 35%
Barclays Capital Intermediate Government/Credit Bond Index, and the Fund's
current Benchmark, a composite comprised of 55% S&P 500 Index, 35% Barclays
Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index. The
S&P 500 Index reflects the market sectors for U.S.-based equities in which the
Fund primarily invests. The Barclays Capital Intermediate Government/Credit Bond
Index represents the bond markets in which the Fund primarily invests. The MSCI
EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The former and current Benchmarks represent broad measures of the stock and bond markets, including market sectors and geography, in which the Fund may invest.
The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the
Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.

Balanced Fund Year-by-Year Total Returns (Calendar Year)

Best Quarter:          Worst Quarter:
2nd Quarter of 2009    4th Quarter of 2008
11.24%                 -15.82%

The performance information above is calculated based on a calendar year. The
Fund's total return (not annualized) for the six-month period ended June 30,
2011 was 3.94%.

Balanced Fund - Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Plumb Balanced Fund	Return Before Taxes	11.49%	(1.82%)	May 24, 2007
Plumb Balanced Fund After Taxes on Distributions	Return After Taxes on Distributions	11.09%	(2.24%)	May 24, 2007
Plumb Balanced Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.87%	(1.67%)	May 24, 2007
Plumb Balanced Fund S&P 500 index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.78%)	May 24, 2007
Plumb Balanced Fund Blended Benchmark	Blended Benchmark (reflects no deduction for fees, expenses or taxes)	11.30%	0.24%	May 24, 2007
Plumb Balanced Fund Former Blended Benchmark (without MSCI EAFE)	Former Blended Benchmark (without MSCI EAFE)(reflects no deduction for fees, expenses or taxes)	12.27%	0.74%	May 24, 2007
Plumb Balanced Fund Barclays Capital Intermediate Government/ Credit Bond Index	Barclays Capital Intermediate Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.89%	6.11%	May 24, 2007
Plumb Balanced Fund MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	4.90%	(8.06%)	May 24, 2007

The MSCI EAFE Index is an index intended to reflect the performance of major developed countries' international equity markets, besides the United States and
Canada. The MSCI EAFE Index was not formerly included as an element of the
Fund's blended benchmark. The Funds determined to add the MSCI EAFE Index as a component of the Fund's blended benchmark index because they believe doing so will provide a more complete picture of the Fund's performance relative to the markets in which it invests.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PLUMB BALANCED FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Plumb Balanced Fund (the "Balanced Fund") seeks a high total return through capital appreciation while attempting to preserve principal,

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
and secondarily seeks current income.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Plumb Balanced Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment).
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets).
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 85%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses remain the same.  The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Balanced Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Balanced Fund invests in a diversified portfolio of common stocks and fixed income securities. We select securities that, in our judgment, will result in the highest total return consistent with preservation of principal, and we vary the mix of common stocks and bonds from time to time. More than 50% of the
Fund's assets are normally invested in common stocks.

To achieve a better risk-adjusted return on its equity investments, the Fund invests in many types of stocks, including a blend of large company stocks, small company stocks, growth stocks, and value stocks.

We also normally invest at least 25% of the Fund's assets in fixed income senior securities.  The fixed income senior securities in which the Fund may invest include corporate bonds and other debt instruments, mortgage-related securities, asset-backed securities, debt securities issued or guaranteed by the U.S.
Government (including its agencies and instrumentalities), municipal bonds, convertible debt securities, and preferred stock. The dollar-weighted average portfolio maturity of the fixed income securities held by the Fund will normally not exceed 10 years.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Balanced Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The stock and bond markets can perform differently from each other at any given time (as well as over the long term), so the Fund will be affected by its asset allocation. If the Balanced Fund favors an asset class during a period when that class underperforms, performance may be hurt. The Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

  · Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

  · Individual Security Selection Risk. Stocks and bonds selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

  · Foreign Securities Risk. Although the Balanced Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts
    ("ADRs"), to 10% of its total assets.

  · Smaller Company Risk. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

  · Interest Rate Risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will reduce bond prices and, accordingly, the Fund's share price.

  · Credit Risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a company's preferred stock, common stock and bond prices to fall.

  · Call Risk. If an issuer "calls" its bond during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

  · Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund's share price may fall dramatically.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund. Table I shows the
Fund's total returns before taxes for each of the periods set forth in the
Table. Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of three different securities market indices, the Standard & Poor's 500 Composite Index (S&P 500
Index), the Barclays Capital Intermediate Government/Credit Bond Index, and
MSCI's Europe, Australasia, and Far East (EAFE) Index, as well as the Fund's former Benchmark, which is a composite comprised of 65% S&P 500 Index and 35%
Barclays Capital Intermediate Government/Credit Bond Index, and the Fund's
current Benchmark, a composite comprised of 55% S&P 500 Index, 35% Barclays
Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index. The
S&P 500 Index reflects the market sectors for U.S.-based equities in which the
Fund primarily invests. The Barclays Capital Intermediate Government/Credit Bond
Index represents the bond markets in which the Fund primarily invests. The MSCI
EAFE Index reflects the performance of major developed international equity markets, other than the United States and Canada, in which the Fund invests. The former and current Benchmarks represent broad measures of the stock and bond markets, including market sectors and geography, in which the Fund may invest.
The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the
Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Balanced Fund and provide some indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index is an index intended to reflect the performance of major developed countries' international equity markets, besides the United States and Canada. The MSCI EAFE Index was not formerly included as an element of the Fund's blended benchmark. The Funds determined to add the MSCI EAFE Index as a component of the Fund's blended benchmark index because they believe doing so will provide a more complete picture of the Fund's performance relative to the markets in which it invests.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-987-7888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.plumbfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	Balanced Fund Year-by-Year Total Returns (Calendar Year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:          Worst Quarter:
2nd Quarter of 2009    4th Quarter of 2008
11.24%                 -15.82%

The performance information above is calculated based on a calendar year. The
Fund's total return (not annualized) for the six-month period ended June 30,
2011 was 3.94%.

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The MSCI EAFE Index is an index intended to reflect the performance of major developed countries' international equity markets, besides the United States and
Canada. The MSCI EAFE Index was not formerly included as an element of the
Fund's blended benchmark. The Funds determined to add the MSCI EAFE Index as a component of the Fund's blended benchmark index because they believe doing so will provide a more complete picture of the Fund's performance relative to the markets in which it invests.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Balanced Fund - Average Annual Total Returns (for the periods ended December 31, 2010)
Plumb Balanced Fund (Prospectus Summary) | Plumb Balanced Fund | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return (not annualized) for the six-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.82%)
Plumb Balanced Fund | S&P 500 index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund | Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund | Former Blended Benchmark (without MSCI EAFE)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Former Blended Benchmark (without MSCI EAFE)(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund | Barclays Capital Intermediate Government/ Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government/ Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund | Plumb Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	826
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,841
Annual Return 2008	rr_AnnualReturn2008	(26.37%)
Annual Return 2009	rr_AnnualReturn2009	21.32%
Annual Return 2010	rr_AnnualReturn2010	11.49%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.82%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund | Plumb Balanced Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Balanced Fund | Plumb Balanced Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Balanced Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.56%.
[2]	The Funds' Advisor, Wisconsin Capital Management, LLC (the "Advisor"), has contractually agreed, at least until July 31, 2012, to waive fees and reimburse expenses of the Balanced Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.25% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.

Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund
PLUMB EQUITY FUND
Investment Objective
The Plumb Equity Fund (the "Equity Fund") seeks long-term capital appreciation.

Fees and Expenses of the Plumb Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

Shareholder Fees (fees paid directly from your investment).
Shareholder Fees (USD $)	Plumb Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets).
Annual Fund Operating Expenses		Plumb Equity Fund
Management Fees		0.65%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.95%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.86%
Fee Waivers and Expense Reimbursements	[2]	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.41%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Equity Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.85%.
[2]	The Advisor has contractually agreed, at least until July 31, 2012, to waive fees and reimburse expenses of the Equity Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.40% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2012. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Plumb Equity Fund	144	541	964	2,143

Portfolio Turnover.
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies of the Equity Fund
To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities, such as ETFs, options, preferred stocks and securities convertible into such equity securities. The Fund generally invests in higher quality companies that are trading at significant discounts to portfolio managers' estimates of their intrinsic value. These companies may include large, medium, and smaller-sized companies.

The Fund's portfolio managers employ a blended investment style, which they generally characterize as "growth at a reasonable price". However, the portfolio managers may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.

The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency. The Fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.

The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Principal Risks of Investing in the Equity Fund
The Equity Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

  · Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

  · Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

  · Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts
    ("ADRs"), to 10% of its total assets.

  · Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than  $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

Past Performance
The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund's total returns before taxes for each of the periods set forth in the
Table. Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of two different securities market indices, the S&P 500 Index and the MSCI EAFE Index, as well as to the Fund's Benchmark, which is a composite comprised of 90% S&P 500 Index and
10% MSCI EAFE Index. The S&P 500 formerly served as the Fund's benchmark. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the
Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.

Equity Fund Year-by-Year Total Returns (Calendar Year)

Best Quarter:          Worst Quarter:
2nd Quarter of 2009    4th Quarter of 2008
14.15%                 -23.04%

The performance information above is calculated based on a calendar year. The
Fund's total return (not annualized) for the six-month period ended June 30,
2011 was 3.60%.

Equity Fund - Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Plumb Equity Fund	Return Before Taxes	13.45%	(3.66%)	May 24, 2007
Plumb Equity Fund After Taxes on Distributions	Return After Taxes on Distributions	13.33%	(3.78%)	May 24, 2007
Plumb Equity Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.91%	(3.10%)	May 24, 2007
Plumb Equity Fund S&P 500 index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(2.78%)	May 24, 2007
Plumb Equity Fund Blended Benchmark	Blended Benchmark (reflects no deduction for fees, expenses or taxes)	14.06%	(3.28%)	May 24, 2007
Plumb Equity Fund MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	4.90%	(8.06%)	May 24, 2007

The MSCI EAFE Index is an index intended to reflect the performance of major developed countries' international equity markets, besides the United States and
Canada. The Funds determined to add the MSCI EAFE Index as a component of the
Fund's blended benchmark index because they believe doing so will provide a more complete picture of the Fund's performance relative to the markets in which it invests.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 1, 2011
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PLUMB EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Plumb Equity Fund (the "Equity Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Plumb Equity Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment).
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets).
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem (or sell) all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses remain the same. With respect to the first year expense amount, this example reflects the effects of the contractual commitment that the Advisor has made to waive fees and reimburse expenses for the Fund at least until July 31, 2012. The assumed return does not represent actual or future performance, and your actual costs may be higher or lower. However, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Equity Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its investment objective, the Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in common stocks and other equity securities, such as ETFs, options, preferred stocks and securities convertible into such equity securities. The Fund generally invests in higher quality companies that are trading at significant discounts to portfolio managers' estimates of their intrinsic value. These companies may include large, medium, and smaller-sized companies.

The Fund's portfolio managers employ a blended investment style, which they generally characterize as "growth at a reasonable price". However, the portfolio managers may prefer a certain investment style and look for growth stocks or value stocks when warranted by market conditions and other factors.

The Fund seeks to provide investors with competitive after-tax investment returns by holding quality securities for the long term, which is designed to promote greater tax efficiency. The Fund anticipates that capital growth will be accompanied by dividend income and growth of dividend income over time.

The Fund typically sells securities in companies when their market valuations rise significantly above the portfolio managers' estimates of intrinsic business values, long-term economic fundamentals significantly deteriorate, or better opportunities are presented in the marketplace.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Equity Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The Equity Fund's principal risks are discussed below. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.

  · Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company or because of factors that affect a particular industry or industries.

  · Individual Security Selection Risk. Stocks selected as portfolio investments may decline in value due to events unique to that individual security. Such events include, but are not limited to, changes in a company's business or credit outlook, its geographic exposure, events at competitor companies, and changes in government policy or regulatory environment.

  · Foreign Securities Risk. Although the Equity Fund invests principally in the securities of U.S. issuers, it may from time to time invest in foreign securities. To the extent the Fund invests in foreign securities, such investments will be subject to special risks, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The Fund will limit its investments in foreign securities, not including investments in American Depositary Receipts
    ("ADRs"), to 10% of its total assets.

  · Smaller-Company Risk. The Fund may invest (typically less than one-third of its total assets) in stocks of smaller companies whose market capitalizations are less than  $1 billion. Earnings and revenues of small companies tend to be less predictable, and the share prices of small companies can be more volatile, than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the liquidity of these securities and the Fund's ability to sell these securities.

Risk, Lose Money	rr_RiskLoseMoney	The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund. Table I shows the Fund's total returns before taxes for each of the periods set forth in the
Table. Table II shows the Fund's average annual total returns both before and after taxes and compares those returns to the performance of two different securities market indices, the S&P 500 Index and the MSCI EAFE Index, as well as to the Fund's Benchmark, which is a composite comprised of 90% S&P 500 Index and
10% MSCI EAFE Index. The S&P 500 formerly served as the Fund's benchmark. The performance data quoted represents past performance and current returns may be lower or higher. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the
Fund's website at www.plumbfunds.com or by calling 1-866-987-7888.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Equity Fund and provide some indication of the risks of investing in the Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The MSCI EAFE Index is an index intended to reflect the performance of major developed countries' international equity markets, besides the United States and Canada. The Funds determined to add the MSCI EAFE Index as a component of the Fund's blended benchmark index because they believe doing so will provide a more complete picture of the Fund's performance relative to the markets in which it invests.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-987-7888
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.plumbfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	Equity Fund Year-by-Year Total Returns (Calendar Year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:          Worst Quarter:
2nd Quarter of 2009    4th Quarter of 2008
14.15%                 -23.04%

The performance information above is calculated based on a calendar year. The
Fund's total return (not annualized) for the six-month period ended June 30,
2011 was 3.60%.

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The MSCI EAFE Index is an index intended to reflect the performance of major developed countries' international equity markets, besides the United States and
Canada. The Funds determined to add the MSCI EAFE Index as a component of the
Fund's blended benchmark index because they believe doing so will provide a more complete picture of the Fund's performance relative to the markets in which it invests.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Equity Fund - Average Annual Total Returns (for the periods ended December 31, 2010)
Plumb Equity Fund (Prospectus Summary) | Plumb Equity Fund | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-07-31
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return (not annualized) for the six-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.04%)
Plumb Equity Fund | S&P 500 index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund | Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.28%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(8.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund | Plumb Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (exclusive of wire transfer charges of $15.00, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.41%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	541
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	964
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,143
Annual Return 2008	rr_AnnualReturn2008	(33.10%)
Annual Return 2009	rr_AnnualReturn2009	26.36%
Annual Return 2010	rr_AnnualReturn2010	13.45%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.66%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund | Plumb Equity Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007
Plumb Equity Fund | Plumb Equity Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.10%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other mutual funds ("Acquired Fund(s)"). Indirect fees and expenses represent a pro rata portion of the cumulative expenses charged by the Acquired Fund. The Total Annual Fund Operating Expenses for the Equity Fund in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which excludes Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 1.85%.
[2]	The Advisor has contractually agreed, at least until July 31, 2012, to waive fees and reimburse expenses of the Equity Fund so as to cap its annual operating expense ratios (excluding Acquired Fund Fees and Expenses) at 1.40% of its average daily net assets. This expense cap may not be terminated prior to this date except by the Board of Directors. For any year in which the Fund's actual operating expense ratio is lower than the applicable cap, the Advisor may recoup any or all of the fees it has waived and/or the expenses it has reimbursed during the immediately preceding three fiscal years, provided the amount of recoupment in any fiscal year shall be limited so that it does not cause the Fund's total operating expenses to exceed the applicable cap at the time of waiver for that fiscal year.